UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.67%
Activities Related to Credit Intermediation - 4.14%
Mastercard, Inc.	23,576	9,583,880
Aerospace Product and Parts Manufacturing - 7.42%
BE Aerospace, Inc. (a)	120,842	5,234,875
HEICO Corp.	97,325	4,054,560
TransDigm Group, Inc. (a)	64,066	7,880,118
		17,169,553
Apparel Knitting Mills - 1.16%
Under Armour, Inc. (a)	26,667	2,686,167
Building Material and Supplies Dealers - 3.44%
Fastenal Co.	179,727	7,949,325
Communications Equipment Manufacturing - 1.95%
QUALCOMM, Inc.	78,920	4,522,905
Computer and Peripheral Equipment Manufacturing - 8.73%
Apple, Inc. (a)	23,184	13,394,092
Teradata Corp. (a)	102,442	6,810,344
		20,204,436
Computer Systems Design and Related Services - 5.52%
SolarWinds, Inc. (a)	107,379	4,924,401
VMware,Inc. (a)	84,427	7,852,555
		12,776,956
Cut and Sew Apparel Manufacturing - 0.91%
Michael Kors Holdings Ltd (a)(b)	53,557	2,109,075
Electronic Shopping and Mail-Order Houses - 3.15%
Amazon.com, Inc. (a)	34,283	7,299,194
		7,299,194
Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.54%
Cummins, Inc.	36,650	3,553,217
Full-Service Restaurants - 4.48%
Chipotle Mexican Grill, Inc. (a)	25,114	10,373,840
Gambling Industries - 2.56%
Las Vegas Sands Corp.	128,132	5,917,136
Grocery Stores - 0.50%
The Fresh Market, Inc. (a)	20,000	1,162,400
Health and Personal Care Stores - 1.51%
Ulta Salon Cosmetics & Fragrance, Inc.	39,191	3,502,500
Limited-Service Eating Places - 1.77%
Starbucks Corp.	74,664	4,098,307
Management, Scientific, and Technical Consulting Services - 1.35%
Salesforce.com, Inc. (a)	22,536	3,123,940
Medical Equipment and Supplies Manufacturing - 4.36%
Intuitive Surgical, Inc. (a)	19,305	10,098,446
Office Administrative Services - 2.02%
Gartner, Inc. (a)	114,807	4,670,349
Oil and Gas Extraction - 4.00%
Concho Resources, Inc. (a)	52,779	4,630,829
Continental Resources, Inc. (a)	63,460	4,623,696
		9,254,525
Other General Merchandise Stores - 5.46%
O' Reilly Automotive, Inc. (a)	51,205	4,904,927
Tractor Supply Co.	84,567	7,725,195
		12,630,122
Other Information Services - 2.80%
Google, Inc. (a)	3,734	2,168,931
LinkedIn Corp. (a)	44,857	4,310,758
		6,479,689
Other Professional, Scientific, and Technical Services - 2.10%
Alliance Data Systems Corp. (a)	38,547	4,856,922
Other Support Services - 2.01%
Liquidity Services, Inc. (a)	72,600	4,638,414
Pharmaceutical and Medicine Manufacturing - 6.19%
Alexion Pharmaceuticals, Inc. (a)	69,348	6,280,848
Celgene Corp. (a)	84,075	5,738,119
IDEXX Laboratories, Inc. (a)	27,164	2,304,594
		14,323,561
Securities and Commodity Contracts Intermediation and Brokerage - 1.86%
T Rowe Price Group, Inc.	74,876	4,312,109
Software Publishers - 6.96%
Fortinet, Inc. (a)	156,321	3,321,821
Informatica Corp. (a)	51,611	2,138,244
SXC Health Solutions Corp. (a)(b)	118,736	10,651,807
		16,111,872
Support Activities for Mining - 1.72%
Core Laboratories NV (b)	31,059	3,972,446
Waste Treatment and Disposal - 3.06%
Stericycle, Inc. (a)	81,187	7,084,377
TOTAL COMMON STOCKS (Cost $185,270,119)		214,465,663

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.71%
Money Market Fund - 5.71%
Fidelity Institutional Money Market Portfolio	13,225,525	13,225,525
TOTAL SHORT-TERM INVESTMENTS (Cost $13,225,525)		13,225,525

Total Investments (Cost $198,495,644) - 98.38%		227,691,188
Other Assets in Excess of Liabilities - 1.62%		3,744,657
TOTAL NET ASSETS - 100.00%		$231,435,845

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$198,495,644
Gross unrealized appreciation	35,175,709
Gross unrealized depreciation	(5,980,165)
Net unrealized appreciation	$29,195,544

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$214,465,663	$-	$-	$214,465,663
Short-Term Investments	13,225,525	-	-	13,225,525

Total Investments in Securities	$227,691,188	$-	$-	$227,691,188

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.55%
Aerospace Product and Parts Manufacturing - 2.45%
United Technologies Corp.	25,018	1,854,084
Beverage Manufacturing - 2.00%
Diageo PLC - ADR	15,825	1,508,756
Building Material and Supplies Dealers - 2.25%
Home Depot, Inc.	34,384	1,696,507
Computer Systems Design and Related Services - 3.67%
Accenture PLC (a)	48,553	2,772,376
Depository Credit Intermediation - 3.83%
JPMorgan Chase & Co.	87,210	2,891,011
Electric Power Generation, Transmission and Distribution - 5.68%
CPFL Energia SA - ADR	83,315	2,024,555
ITC Holdings Corp.	32,858	2,265,559
		4,290,114
Limited-Service Eating Places - 4.30%
McDonald's Corp.	36,372	3,249,474
Local Messengers and Local Delivery - 2.95%
United Parcel Service, Inc.	29,776	2,231,413
Oil and Gas Extraction - 7.31%
Enterprise Products Partners LP	113,228	5,520,997
Other Electrical Equipment and Component Manufacturing - 1.65%
Emerson Electric Co.	26,617	1,244,877
Other General Purpose Machinery Manufacturing - 2.15%
Graco, Inc.	33,754	1,625,930
Other Pipeline Transportation - 6.49%
Plains All American Pipeline LP	62,471	4,905,848
Petroleum and Coal Products Manufacturing - 3.94%
Chevron Corp.	30,291	2,977,908
Pharmaceutical and Medicine Manufacturing - 1.09%
Abbott Laboratories	13,274	820,200
Pipeline Transportation of Crude Oil - 4.78%
Magellan Midstream Partners LP	52,521	3,613,970
Pipeline Transportation of Natural Gas - 3.84%
Targa Resources Partners Lp	18,926	742,278
Williams Partners LP	40,861	2,161,547
		2,903,825
Securities and Commodity Contracts Intermediation and Brokerage - 3.14%
T Rowe Price Group, Inc.	41,119	2,368,043
Securities and Commodity Exchanges - 1.08%
CME Group, Inc.	3,180	819,073
Semiconductor and Other Electronic Component Manufacturing - 1.48%
Microchip Technology, Inc.	36,068	1,118,829
Software Publishers - 3.44%
Microsoft Corp.	89,019	2,598,465
Tobacco Manufacturing - 4.95%
Philip Morris International, Inc.	44,208	3,736,019
Wholesale Electronic Markets and Agents and Brokers - 2.77%
Genuine Parts Co.	33,171	2,089,773
Wired Telecommunications Carriers - 1.31%
BCE, Inc. (a)	24,761	987,716
TOTAL COMMON STOCKS (Cost $54,892,979)		57,825,208

REAL ESTATE INVESTMENT TRUSTS - 15.52%
Lessors of Real Estate - 15.52%
Digital Realty Trust, Inc.	51,639	3,654,492
Simon Property Group, Inc.	24,938	3,678,854
Taubman Centers, Inc.	25,609	1,869,457
American Tower Corp.	38,817	2,518,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,696,886)		11,721,250

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 7.75%
Money Market Fund - 7.75%
Fidelity Institutional Money Market Portfolio	5,851,530	5,851,530
TOTAL SHORT-TERM INVESTMENTS (Cost $5,851,530)		5,851,530

Total Investments (Cost $70,441,395) - 99.82%		75,397,988
Other Assets in Excess of Liabilities - 0.18%		137,537
TOTAL NET ASSETS - 100.00%		$75,535,525

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$70,441,395
Gross unrealized appreciation	$7,188,177
Gross unrealized depreciation	$(2,231,584)
Net unrealized appreciation	$4,956,593

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$57,825,208	$-	$-	$57,825,208
Real Estate Investment Trusts	11,721,250	-	-	11,721,250
Total Equity	69,546,458	-	-	69,546,458

Short-Term Investments	5,851,530	-	-	5,851,530

Total Investments in Securities	$75,397,988	$-	$-	$75,397,988

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.